CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	35,000,000,000	15,000,000,000
Ordinary shares, shares issued	10,122,321,523	7,444,917,123
Ordinary shares, shares outstanding	10,122,321,523	7,444,917,123